COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
New Zealand
Commitments and Contingencies [Line Items]
Schedule of Minimum Purchase Commitments
Total purchase commitments for each of the next five years for New Zealand as of December 31, 2021, based on exchange rates as of that date, are as follows:

Years Ending December 31,
2022	$110,912
2023	24,831
2024	17,297
2025	10,499
2026	8,209

Bolivia
Commitments and Contingencies [Line Items]
Schedule of Minimum Purchase Commitments	Total purchase commitments for each of the next five years for Bolivia as of December 31, 2021 are as follows:

Years Ending December 31,
2022	$12,043
2023	2,110
2024	2,110
2025	2,110
2026	2,110